Taxation (Details 4) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets, current
Net operating loss carry forwards	4,365	3,050
Accrued salaries and other expenses	3,391	2,432
Advertising expenses	15,214	13,947
Government subsidies	333	457
Other	188
Total: deferred tax assets, current	23,491	19,886
Total: deferred tax assets	23,491	19,886
Less: valuation allowance
Net operating loss carry forwards	(4,365)	(3,050)
Total: valuation allowance	(19,863)	(17,315)	(13,652)	(6,755)
Net deferred tax assets	3,628	2,571
Deferred tax liabilities, non-current
Withholding income tax for dividends	4,590
Accrued salaries and other expenses
Less: valuation allowance
Total: valuation allowance	(284)	(318)
Advertising expenses
Less: valuation allowance
Total: valuation allowance	(15,214)	(13,947)